Derivatives and Hedging (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Schedule of Derivative Assets and Liabilities

		Fair Value of Derivative Assets (Liabilities)
	Balance Sheet Location	At September 30, 2025	At December 31, 2024
Interest rate swaps	Operating lease and other current liabilities	$(12)	$—
	Other noncurrent obligations	$(7)	$—

Cross-currency swaps	Other noncurrent assets	$69	$—
	Other noncurrent obligations	$(68)	$(21)

		At December 31, 2024
	Balance Sheet Location	Fair Value of Derivative Liabilities
Cross-currency swaps	Operating lease and other obligations	$21

Schedule of Related Income Statement Impacts of Derivative Activity

	Income Statement Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2025	2024	2025	2024
Cross-currency swaps	Other (income) and deductions – net (a)	$8	$20	$(83)	$14

(a)
The fair value gains (losses) on cross-currency swaps attributable to changes in the foreign currency exchange rate were recorded in the same income statement location and offset the losses (gains) due to remeasurement of the Euro Notes and CAD Notes, resulting in no impact on earnings attributable to changes in the foreign currency exchange rates. The fair value gains/losses on cross-currency swaps attributable to excluded components were recognized as a component of other comprehensive income or loss.

	Income Statement Location	Years Ended December 31, 2024
Cross-currency swaps	Other (income) and deductions – net (a)	$24

(a)
The fair value gain (loss) on cross-currency swaps attributable to changes in the foreign currency exchange rate was recorded in the same income statement location and offset the loss (gain) due to remeasurement of Euro Notes, resulting in no impact on earnings attributable to change in foreign currency exchange rate. The fair value gain/loss on cross-currency swaps attributable to excluded components was recognized as a component of other comprehensive income or loss.

Interest Rate Swap [Member]
Derivative [Line Items]
Summary of Derivative Instruments

	Aggregate Notional Amounts	Range of Locked Fixed Rates		Range of Estimated Settlement Years
Interest rate swaps	$2,200	3.60	% ~ 4.43%	2025 ~ 2028

Cross-Currency Swaps [Member]
Derivative [Line Items]
Summary of Derivative Instruments

							Fair Value Gain (Loss)
	Notional Amounts (a)	Pay Rates (b)			Receive Rates		Three Months Ended September 30,			Nine Months Ended September 30,
			Receive Amounts			Maturities	2025		2024	2025	2024
Cross-currency swaps executed in May 2024	$542	5.3710%		€500	3.500%	2031		$(2)	$16	$56	$(1)
Cross-currency swaps executed in June 2025	$805	5.4405%		€700	3.625%	2034		$(9)	$—	$(15)	$—
Cross-currency swaps executed in September 2025	$361	5.0220%	C$	500	4.200%	2035		$(4)	$—	$(4)	$—

(a)
Notional amounts reflect the aggregate amounts we received in U.S. dollars upon execution of the cross-currency swaps in exchange for transferring the receive amounts to the counterparties of the cross-currency swaps.

(b)	Pay rates reflect the all-in U.S. dollar fixed rate coupons on the U.S. dollar notional amounts, as a result of the cross-currency swaps relating to the Euro Notes and CAD Notes.

	Notional Amount	Pay Rate		Receive Rate		Years Ended December 31, 2024
			Receive Amount		Maturity	Fair Value Loss
Cross-currency swaps (a)	$542	5.371%	€500 million	3.50%	2031	$(21)

(a)
Notional amount reflects the aggregate amount we received in U.S. dollars upon execution of the cross-currency swaps in exchange for transferring the receive amount to the counterparties of the cross-currency swaps. As a result of the cross-currency swaps relating to the Euro Notes, our all-in
U.S. dollar fixed-rate coupon on the U.S. dollar notional amount is 5.371%.